Loss Before Tax - Schedule of Loss Before Tax (Parentheticals) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Tax [Abstract]
Impairment of other asset	$ 316,113